Exhibit 99.1

INVESTORS' MONTHLY REPORT
-------------------------
GRANITE MASTER ISSUER PLC
-------------------------

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended       31-Jul-06
                  ---------

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. Three month plus arrears ticked up slightly to 0.57% (by balance), but remain extremely low compared industry standards. The average loss (since inception) on accounts experiencing a loss has reduced.
------------------------------------------------------------------------------

Next trust determination date                                 1 August 2006

Next trust distribution date                                  9 August 2006
(6 business days from determination date)

Mortgage Loans

------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                 323,424

Current Balance - Trust Mortgage Assets                     (GBP)32,969,075,067

Current Balance - Trust Cash and other Assets               (GBP)2,272,203,518

Last Months Closing Trust Assets                            (GBP)37,423,832,110

Funding share                                               (GBP)13,816,608,262

Funding 2 share                                             (GBP)18,442,167,628

Funding and Funding 2 share                                 (GBP)32,258,775,890

Funding and Funding 2 Share Percentage                            91.54%

Seller Share*                                               (GBP)2,982,502,696

Seller Share Percentage                                            8.46%

Minimum Seller Share (Amount)*                              (GBP)2,217,425,610

Minimum Seller Share (% of Total)                                  6.29%

Funding Bank Balance - Principal element of Balance         (GBP)1,345,484,509

Funding 2 Bank Balance - Principal element of Balance        (GBP)846,629,448

Excess Spread last quarter annualised (% of Total)                 0.25%
------------------------------------------------------------------------------

* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans


-----------------------------------------------------------------------------------------------------
                     Number      Principal (GBP)      Arrears (GBP)   By number (%)  By Principal (%)


> = 1 < 2 Months      4,205         461,450,864         3,167,970            1.30%              1.40%

> = 2 < 3 Months      1,382         148,246,925         1,833,280            0.43%              0.45%

> = 3 < 4 Months        589          62,697,680         1,203,439            0.18%              0.19%

> = 4 < 5 Months        429          46,844,605         1,180,125            0.13%              0.14%

> = 5 < 6 Months        284          27,994,374           857,712            0.09%              0.08%

> = 6 < 7 Months        174          17,763,135           660,348            0.05%              0.05%

> = 7 < 8 Months        126          12,041,285           513,678            0.04%              0.04%

> = 8 < 9 Months         57           6,528,200           312,259            0.02%              0.02%

> = 9 < 10 Months        58           6,401,852           331,374            0.02%              0.02%

> = 10 < 11 Months       36           3,208,636           196,103            0.01%              0.01%

> = 11 < 12 Months       17           2,476,312           145,443            0.01%              0.01%

> = 12                    9             853,586            64,463            0.00%              0.00%

Total                 7,366         796,507,454        10,466,194            2.28%              2.42%
-----------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession


------------------------------------------------------------------------------
                               Number      Principal (GBP)     Arrears (GBP)

Total (since inception)        1,459          120,248,638           6,561,796
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Properties in Possession                                              375

Number Brought Forward                                                317

Repossessed (Current Month)                                            58

Sold (since inception)                                              1,084

Sold (current month)                                                   42

Sale Price / Last Loan Valuation                                     1.04

Average Time from Possession to Sale (days)                           132

Average Arrears at Sale                                            (GBP)4,045

Total Principal Loss (Since inception)                           (GBP)3,196,710

Total Principal Loss (current month)                              (GBP)247,288

Number of accounts experiencing a loss since inception                236

Ratio of aggregate net losses to average portfolio balance         0.000097

Average loss on accounts experiencing a loss                      (GBP)13,545

MIG Claims Submitted                                                   13

MIG Claims Outstanding                                                  0

Average Time from Claim to Payment                                    104
------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

------------------------------------------------------------------------------
                                               Number        Principal (GBP)

Substituted this period                          0               (GBP)0

Substituted to date (since 26 March 2001)     857,656      (GBP)83,319,205,106
------------------------------------------------------------------------------

CPR Analysis


------------------------------------------------------------------------------
                                                                    % of CPR

Current Month % of CPR - Removals*                                   56.50%

Previous Month % of CPR - Removals                                   46.00%

Current Month % of CPR - Non-Removals**                              43.50%

Previous Month % of CPR - Non-Removals**                             54.00%
------------------------------------------------------------------------------
* Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
** Non-Removals are scheduled repayments, overpayments and redemptions


------------------------------------------------------------------------------
                                             Monthly              Annualised

Current Month CPR Rate - Total                6.56%                 55.68%

Previous Month CPR Rate - Total               6.27%                 54.02%
------------------------------------------------------------------------------

Key pool statistics

------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                         26.02

Weighted Average Remaining Term (by value) Years                     21.20

Average Loan Size                                                (GBP)101,938

Weighted Average LTV (by value)                                      76.66%

Weighted Average Indexed LTV (by value)                              67.41%

Non Verified (by value)                                              42.36%
------------------------------------------------------------------------------

Product Breakdown

------------------------------------------------------------------------------
Fixed Rate (by balance)                                              51.65%

Together (by balance)                                                26.78%

Capped (by balance)                                                   0.21%

Variable (by balance)                                                16.09%

Tracker (by balance)                                                  5.27%

Total                                                                100.0%
------------------------------------------------------------------------------

Geographic Analysis


------------------------------------------------------------------------------
                        Number     % of Total   Value (GBP)       % of Total

East Anglia              6,960        2.15%      727,829,271         2.21%

East Midlands           23,160        7.16%    2,173,480,511         6.59%

Greater London          37,622       11.63%    6,032,441,765        18.30%

North                   30,328        9.38%    2,073,110,080         6.29%

North West              41,716       12.90%    3,533,177,427        10.72%

Scotland                45,493       14.07%    3,348,871,573        10.16%

South East              49,365       15.26%    6,688,169,149        20.29%

South West              22,295        6.89%    2,565,844,689         7.78%

Wales                   12,904        3.99%    1,102,102,272         3.34%

West Midlands           21,686        6.71%    2,116,559,233         6.42%

Yorkshire               31,895        9.86%    2,607,489,097         7.91%

Total                  323,424         100%   32,969,075,067          100%
------------------------------------------------------------------------------

LTV Levels Breakdown

------------------------------------------------------------------------------
                                Number         Value (GBP)        % of Total

0% < 25%                        14,586          519,676,215           1.58%

> = 25% < 50%                   40,600        3,041,936,937           9.23%

> = 50% < 55%                   12,104        1,136,962,012           3.45%

> = 55% < 60%                   12,974        1,299,752,348           3.94%

> = 60% < 65%                   14,427        1,552,855,045           4.71%

> = 65% < 70%                   17,999        1,916,638,343           5.81%

> = 70% < 75%                   20,724        2,409,184,415           7.31%

> = 75% < 80%                   21,905        2,693,090,285           8.17%

> = 80% < 85%                   36,625        4,374,309,423          13.27%

> = 85% < 90%                   36,356        4,265,417,576          12.94%

> = 90% < 95%                   62,795        6,382,678,509          19.36%

> = 95% < 100%                  30,951        3,249,225,098           9.86%

> = 100%                         1,378          127,348,862           0.39%

Total                          323,424       32,969,075,067          100.0%
------------------------------------------------------------------------------

Repayment Method

------------------------------------------------------------------------------
                                Number         Value (GBP)      % of Total

Endowment                       15,402        1,199,015,537           3.64%

Interest Only                   72,495       10,590,789,729          32.12%

Pension Policy                     356           33,389,624           0.10%

Personal Equity Plan               627           43,981,723           0.13%

Repayment                      234,544       21,101,898,455          64.01%

Total                          323,424       32,969,075,067         100.00%
------------------------------------------------------------------------------

Employment Status

------------------------------------------------------------------------------
                                Number         Value (GBP)       % of Total

Full Time                      278,927       26,997,148,323         81.89%

Part Time                        4,242          298,009,288          0.90%

Retired                          1,249           64,385,016          0.20%

Self Employed                   36,281        5,476,941,364         16.61%

Other                            2,725          132,591,076          0.40%

Total                          323,424       32,969,075,067        100.00%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                   6.59%

Effective Date of Change                                  1 September 2005
------------------------------------------------------------------------------

Main parties to the structure

Northern Rock plc          Citibank NA                   The Bank of New York

Seller                     Agent bank                    Security trustee
Administrator              Common depositary             Note trustee
Cash Manager               Principal paying agent
Basis swap provider        Registrar
Start up loan provider     US Paying Agent
Account bank

Ratings
           Short        Long          Short      Long        Short      Long
           term         term          term       term        term       term
S&P        A1           A positive    A1+        AA          A-1+       AA-
Moodys     P-1          A1            P-1        Aa1         P-1        Aa2
Fitch      F1           A+            F1+        AA+         F1+        AA-



----------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
           Principal Received        Funding          Funding 2           Seller

Month      (GBP)2,173,906,503   (GBP)981,472,079   (GBP)116,270,674   (GBP)1,076,163,750
----------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution
                Revenue            Receipts                             Administration         Available
               Received          GIC Interest        sub-total                fee               revenue

Month      (GBP)159,611,213     (GBP)6,769,585     (GBP)166,380,798      (GBP)2,263,680     (GBP)164,117,118
------------------------------------------------------------------------------------------------------------

Trustee Revenue Distribution

--------------------------------------------------------------------------------
                         Funding              Funding 2               Seller

Month               (GBP)69,894,576        (GBP)85,759,810        (GBP)8,462,732
--------------------------------------------------------------------------------


Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.


Granite Master Issuer Waterfall 20 July 2006
--------------------------------------------

Distribution of Issuer Available Revenue Receipts                    Total

Issuer available revenue receipts from Funding2                   64,866,306
Issuer available revenue receipts - Issuers Revenue Ledger         2,667,764
Issuer available reserve fund                                    322,233,000

                                                                 389,767,070

Issuer required revenue receipts                                  65,083,854

3rd party creditors                                                        0
Issuer cash manager                                                        0
Amounts due to the A notes and A swap providers                   54,723,775
Amounts due to the B notes and B note swap providers               2,014,070
Amounts due to the M notes and M note swap provider                2,074,816
Amounts due to the C notes and C note swap providers               2,691,353
Interest due on start-up loan (from Northern Rock plc)             1,342,432
Principal due on start-up loan                                     2,237,408
To fund issuer reserve fund                                      297,670,259
To fund funding reserve fund                                      24,562,741
To fund Series 05-2,05-3,05-4,06-1 and 06-2 Payment Date           2,450,216

Excess of available revenue receipts over required receipts        2,237,408


Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

          o    an insolvency event occurs in relation to the seller;

          o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

          o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, noassignment of new mortgage loans may occur after the earlier to occur of:

               o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

               o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or

               o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

               o the principal balance of mortgages in arrears is greater than 4%

               o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

               o    debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings

There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes             Granite Mortgages 01-1 plc
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                                    Brought                                  Moodys/S&P/  Reference                Pool  Expected
                     ISIN           forward       Repaid       Outstanding         Fitch       Rate    Margin    factor  Maturity

Series 1

A1          US387413 AA59                $0           $0                $0   Aaa/AAA/AAA        N/A     0.12%         0       N/A

A2          US387413 AB33      $255,000,000  $40,000,000      $215,000,000   Aaa/AAA/AAA      5.71%     0.21%   0.29252    Jan-08

B           US387413 AC16       $37,500,000   $3,000,000       $34,500,000   Aa2/AA+/AA+      5.90%     0.40%  0.690000    Jan-08

C           US387413 AD98       $50,000,000   $4,000,000       $46,000,000    Baa1/A-/A-      6.90%     1.40%   0.68148    Jan-08

Series 2

A            XS0126890390  (GBP)350,000,000       (GBP)0  (GBP)350,000,000   Aaa/AAA/AAA      4.98%     0.24%   1.00000    Jan-08

B            XS0126890473   (GBP)10,000,000       (GBP)0   (GBP)10,000,000   Aa1/AA+/AA+      5.14%     0.40%   1.00000    Jan-08

C            XS0126890556   (GBP)15,000,000       (GBP)0   (GBP)15,000,000      A3/A-/A-      6.14%     1.40%   1.00000    Jan-08
---------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------------------
                                                                               % of Notes
                                                                              Outstanding

Class B Notes ((GBP) Equivalent)                      (GBP)33,698,310            5.83%

Class C Notes ((GBP) Equivalent)                      (GBP)46,597,747            8.06%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement       (GBP)20,000,000            0.14%

Balance Brought Forward                               (GBP)20,000,000            0.14%

Drawings this Period                                           (GBP)0            0.00%

Excess Spread this Period                                (GBP)241,154            0.00%

Funding Reserve Fund Top-up this Period*                -(GBP)241,154            0.00%

Current Balance                                       (GBP)20,000,000            0.14%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)151,593,965            1.10%

Excess spread this period                              (GBP)2,034,499            0.01%

Repayment of start up loan interest                   -(GBP)2,013,161           -0.01%

Funding reserve Balance carried forward              (GBP)151,615,303            1.10%

Funding Reserve %                                            1.0%                  NA
--------------------------------------------------------------------------------------------

Notes             Granite Mortgages 01-2 plc
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                                    Brought                                  Moodys/S&P/  Reference                Pool  Expected
                     ISIN           forward       Repaid       Outstanding         Fitch       Rate    Margin    factor  Maturity

Series 1

A            US38741PAA66      $102,000,000  $45,000,000       $57,000,000   Aaa/AAA/AAA      5.73%     0.23%   0.04385    Oct-06

B            US38741PAB40       $33,500,000   $3,000,000       $30,500,000   Aa1/AA+/AA+      5.90%     0.40%   0.70115    Oct-06

C            US38741PAC23       $44,500,000   $4,000,000       $40,500,000    Baa1/A-/A-      6.88%    1.375%   0.69828    Oct-06


Series 2

A            XS0134454510  (GBP)500,000,000       (GBP)0  (GBP)500,000,000   Aaa/AAA/AAA      4.99%     0.25%   1.00000    Oct-06

B            XS0134454866   (GBP)15,000,000       (GBP)0   (GBP)15,000,000   Aa1/AA+/AA+      5.16%     0.42%   1.00000    Oct-06

C            XS0134455590   (GBP)20,000,000       (GBP)0   (GBP)20,000,000    Baa1/A-/A-      6.14%     1.40%   1.00000    Oct-06

D            XS0134456218            (GBP)0       (GBP)0            (GBP)0  Baa3/BB+/BBB+     9.34%     4.60%  0.000000    Oct-06
---------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                                        % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)36,034,483                          5.78%

Class C Notes ((GBP) Equivalent)                         (GBP)47,931,034                          7.69%

Class D Notes                                                     (GBP)0                          0.00%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement          (GBP)20,000,000                          0.14%

Balance Brought Forward                                  (GBP)20,000,000                          0.14%

Drawings this Period                                              (GBP)0                          0.00%

Excess Spread this Period                                   (GBP)228,264                          0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)228,264                          0.00%

Current Balance                                          (GBP)20,000,000                          0.14%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                          1.10%

Excess spread this period                                 (GBP)2,034,499                          0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                         -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                          1.10%

Funding Reserve %                                              1.0%                                NA
--------------------------------------------------------------------------------------------------------------

Notes                    Granite Mortgages 02-1 plc
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                                    Brought                                  Moodys/S&P/  Reference                Pool  Expected
                     ISIN           forward       Repaid       Outstanding         Fitch       Rate    Margin    factor  Maturity

Series 1

A1         US38741NAA19                $0              $0               $0   Aaa/AAA/AAA        N/A      0.10%  0.000000     N/A

A2         US38741NAB91      $343,300,000     $82,500,000     $260,800,000   Aaa/AAA/AAA      5.66%      0.16%   0.20465  Apr 07

B          US38741NAD57       $69,700,000      $6,000,000      $63,700,000   Aa2/AA+/AA+      5.83%      0.33%  0.913920  Apr 07

C          US38741NAC64       $96,500,000      $8,400,000      $88,100,000  Baa1/A-/BBB+      6.80%      1.30%  0.912950  Apr 07

Series 2

A          XS0144804712  (GBP)460,000,000          (GBP)0 (GBP)460,000,000   Aaa/AAA/AAA      4.94%      0.20%  1.000000  Apr 07

B          XS0144805958   (GBP)16,200,000          (GBP)0  (GBP)16,200,000   Aa1/AA+/AA+      5.09%      0.35%  1.000000  Apr 07

C          XS0144806253   (GBP)22,500,000          (GBP)0  (GBP)22,500,000  Baa1/A-/BBB+      6.04%      1.30%  1.000000  Apr 07

D          XS0144806501    (GBP)2,000,000  (GBP)1,000,000   (GBP)1,000,000  Baa3/BB+/BBB      9.24%      4.50%  0.066670  Oct 06

Series 3

A          XS0144807657  (EUR)600,000,000          (EUR)0 (EUR)600,000,000   Aaa/AAA/AAA      5.15%   Fixed to  1.000000  Apr 07
                                                                                                         04/07

B          XS0144807491   (EUR)21,100,000          (EUR)0  (EUR)21,100,000   Aa1/AA+/AA+      3.45%      0.35%  1.000000  Apr 07

C          XS0144807814   (EUR)29,300,000          (EUR)0  (EUR)29,300,000  Baa1/A-/BBB+      4.40%      1.30%  1.000000  Apr 07
---------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

---------------------------------------------------------------------------------------------------
                                                                                      % of Notes
                                                                                      Outstanding

Class B Notes ((GBP) Equivalent)                                (GBP)74,386,977          6.22%

Class C Notes ((GBP) Equivalent)                               (GBP)103,048,369          8.62%

Class D Notes                                                    (GBP)1,000,000          0.08%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement                 (GBP)34,372,240          0.25%

Balance Brought Forward                                         (GBP)34,372,240          0.25%

Drawings this Period                                                     (GBP)0          0.00%

Excess Spread this Perod                                           (GBP)520,661          0.00%

Funding Reserve Fund Top-up this Period*                          -(GBP)520,661          0.00%

Current Balance                                                 (GBP)34,372,240          0.25%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)151,593,965          1.10%

Excess spread this period                                        (GBP)2,034,499          0.01%

Repayment of start up loan interest                             -(GBP)2,013,161         -0.01%

Funding reserve Balance carried forward                        (GBP)151,615,303          1.10%

Funding Reserve %                                                      1.0%               NA
---------------------------------------------------------------------------------------------------

Notes             Granite Mortgages 02-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Rating
                                   Brought                                          Moodys/S&P/  Reference           Pool   Expected
                    ISIN           forward             Repaid   Outstanding               Fitch       Rate Margin  factor   Maturity

Series 1

A1          US38741RAA23                $0                 $0                   $0   Aaa/AAA/AAA     N/A   0.11%    0.000000     N/A

A2          US38741RAB06      $495,000,000        $60,000,000         $435,000,000   Aaa/AAA/AAA   5.68%   0.18%    0.378260  Jan 08

B           US38741RAC88       $60,000,000                 $0          $60,000,000   Aa2/AA+/AA+   5.87%   0.37%    1.000000  Jan 08

C           US38741RAD61       $88,000,000                 $0          $88,000,000    Baa1/A-/A-   6.75%   1.25%    1.000000  Jan 08

Series 2

A           XS0153568638  (EUR)475,000,000   (EUR) 65,000,000    (EUR) 410,000,000   Aaa/AAA/AAA   3.29%   0.19%    0.372730  Jan 08

B           XS0153568984   (EUR)41,000,000            (EUR) 0     (EUR) 41,000,000   Aa2/AA+/AA+   3.47%   0.37%    1.000000  Jan 08

C           XS0153569289   (EUR)53,000,000            (EUR) 0     (EUR) 53,000,000    Baa1/A-/A-   4.35%   1.25%    1.000000  Jan 08

Series 3

A           XS0153569792  (GBP)665,000,000             (GBP)0     (GBP)665,000,000   Aaa/AAA/AAA   4.93%   0.19%    1.000000  Jan 08

B           XS0153569875   (GBP)25,000,000             (GBP)0      (GBP)25,000,000   Aa1/AA+/AA+   5.11%   0.37%    1.000000  Jan 08

C           XS0153569958   (GBP)33,000,000             (GBP)0      (GBP)33,000,000      A3/A-/A-   5.99%   1.25%    1.000000  Jan 08
------------------------------------------------------------------------------------------------------------------------------------



Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                            % of Notes
                                                                                           Outstanding

Class B Notes ((GBP) Equivalent)                                 (GBP)90,075,689              6.33%

Class C Notes ((GBP) Equivalent)                                (GBP)123,900,819              8.71%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement                  (GBP)39,000,000              0.28%

Balance Brought Forward                                          (GBP)39,000,000              0.28%

Drawings this Period                                                      (GBP)0              0.00%

Excess Spread this Period                                           (GBP)728,901              0.01%

Funding Reserve Fund Top-up this Period*                           -(GBP)728,901             -0.01%

Current Balance                                                  (GBP)39,000,000              0.28%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                         (GBP)151,593,965              1.10%

Excess spread this period                                         (GBP)2,034,499              0.01%

Repayment of start up loan interest                              -(GBP)2,013,161             -0.01%

Funding reserve Balance carried forward                         (GBP)151,615,303              1.10%

Funding Reserve %                                                       1.0%                    NA
-------------------------------------------------------------------------------------------------------

Notes             Granite Mortgages 03-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Rating
                                     Brought                                    Moodys/S&P/  Reference              Pool   Expected
                    ISIN             forward       Repaid   Outstanding               Fitch       Rate  Margin    factor   maturity

Series 1

A1          US38741TAA88                  $0                                $0   P-1/A-1+/F1+     N/A   -0.01%   0.000000      N/A

A2          US38741TAB61        $465,398,501  $72,965,999         $392,432,502    Aaa/AAA/AAA   5.69%    0.19%    0.32035   Apr 08

A3**        US38741TAC45        $113,975,143  $17,869,224          $96,105,919    Aaa/AAA/AAA     N/A    0.40%    0.32035   Apr 08

B           US38741TAD28         $42,000,000           $0          $42,000,000    Aa2/AA+/AA+   5.93%    0.43%   1.000000   Apr 08

C           US38741TAE01         $56,000,000           $0          $56,000,000     Baa2/A-/A-   6.95%    1.45%   1.000000   Apr 08

Series 2

A           XS0160702113    (EUR)900,000,000       (EUR)0     (EUR)900,000,000    Aaa/AAA/AAA   3.34%    0.24%   1.000000   Apr 08

B           XS0160702204     (EUR)62,000,000       (EUR)0      (EUR)62,000,000    Aa2/AA+/AA+   3.53%    0.43%   1.000000   Apr 08

C           XS0160702386     (EUR)94,500,000       (EUR)0      (EUR)94,500,000     Baa2/A-/A-   4.55%    1.45%   1.000000   Apr 08

Series 3

A           XS0160703434    (GBP)665,000,000       (GBP)0    (GBP)665,000,000     Aaa/AAA/AAA   4.98%    0.24%   1.000000   Apr 08

B           XS0160703608     (GBP)31,000,000       (GBP)0     (GBP)31,000,000     Aa2/AA+/AA+   5.17%    0.43%   1.000000   Apr 08

C           XS0160703780     (GBP)41,000,000       (GBP)0     (GBP)41,000,000      Baa2/A-/A-   6.19%    1.45%   1.000000   Apr 08
------------------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                          % of Notes
                                                                                         Outstanding

Class B Notes ((GBP) Equivalent)                            (GBP)97,837,647                 5.45%

Class C Notes ((GBP) Equivalent)                           (GBP)137,914,263                 7.68%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement             (GBP)45,000,000                 0.33%

Balance Brought Forward                                     (GBP)45,000,000                 0.33%

Drawings this Period                                                 (GBP)0                 0.00%

Excess Spread this Period                                      (GBP)541,073                 0.00%

Funding Reserve Fund Top-up this Period*                      -(GBP)541,073                 0.00%

Current Balance                                             (GBP)45,000,000                 0.33%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                    (GBP)151,593,965                 1.10%

Excess spread this period                                    (GBP)2,034,499                 0.01%

Repayment of start up loan interest                         -(GBP)2,013,161                -0.01%

Funding reserve Balance carried forward                    (GBP)151,615,303                 1.10%

Funding Reserve %                                                  1.0%                       NA
-------------------------------------------------------------------------------------------------------

Notes             Granite Mortgages 03-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Rating
                                     Brought                                    Moodys/S&P/  Reference            Pool   Expected
                    ISIN             forward        Repaid  Outstanding               Fitch       Rate  Margin  factor   maturity

Series 1

A1           US38741QAA40                 $0            $0                  $0   Aaa/AAA/AAA      N/A   0.08%   0.000000     N/A

A2           US38741QAB23       $445,372,553  $109,909,507        $335,463,046   Aaa/AAA/AAA    5.66%   0.16%   0.333462  Jul 07

A3           US38741QAC06       $500,000,000            $0        $500,000,000   Aaa/AAA/AAA    5.75%   0.25%   1.000000  Jul 10

B            US38741QAD88        $76,500,000            $0         $76,500,000   Aa1/AA+/AA+    5.99%   0.49%   1.000000  Jul 10

C            US38741QAE61        $10,500,000            $0         $10,500,000    Baa1/A-/A-    7.05%   1.55%   1.000000  Jul 10

Series 2

A            XS0168665718   (EUR)300,000,000        (EUR)0    (EUR)300,000,000   Aaa/AAA/AAA    3.35%   0.25%   0.600000  Jul 10

B            XS0168666013    (EUR)72,900,000        (EUR)0     (EUR)72,900,000   Aa1/AA+/AA+    3.59%   0.49%   0.145800  Jul 10

M            XS0168771748    (EUR)52,300,000        (EUR)0     (EUR)52,300,000     Aa3/A+/AA    3.85%   0.75%   0.104600  Jul 10

                                                                                                        Fixed
                                                                                                        until
C1           XS0168666104    (EUR)16,000,000        (EUR)0     (EUR)16,000,000    Baa1/A-/A-    5.20%   07/10   0.032000  Jul 10

C2           XS0168666443    (EUR)65,500,000        (EUR)0     (EUR)65,500,000    Baa1/A-/A-    4.65%   1.55%   0.131000  Jul 10

Series 3
                                                                                                        Fixed
                                                                                                        until
A            XS0168666526   (GBP)352,280,000        (GBP)0    (GBP)352,280,000   Aaa/AAA/AAA   4.625%   07/10  11.363871  Jul 10

C            XS0168666872    (GBP)15,000,000        (GBP)0     (GBP)15,000,000    Baa1/A-/A-    6.29%   1.55%   0.365854  Jul 10
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

------------------------------------------------------------------------------------
                                                                         % of Notes
                                                                         Outstanding

Class B and M Notes ((GBP) Equivalent)               (GBP)137,050,418      10.52%
                                                                                     All of the notes issued by Granite Mortgages
Class C Notes ((GBP) Equivalent)                      (GBP)79,770,315       6.12%    03-2 plc may be redeemed on the payment date
------------------------------------------------------------------------------------ falling in July 2008 and any payment date thereafter if the New Basel Capital Accord
------------------------------------------------------------------------------------ has been implemented in the United Kingdom.
Granite Mortgages 03-2 Reserve Fund Requirement       (GBP)35,000,000       0.25%

Balance Brought Forward                               (GBP)35,000,000       0.25%

Drawings this Period                                           (GBP)0       0.00%

Excess Spread this Period                                (GBP)362,954       0.00%

Funding Reserve Fund Top-up this Period*                -(GBP)362,954       0.00%

Current Balance                                       (GBP)35,000,000       0.25%
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)151,593,965       1.10%

Excess spread this period                              (GBP)2,034,499       0.01%

Repayment of start up loan interest                   -(GBP)2,013,161      -0.01%

Funding reserve Balance carried forward              (GBP)151,615,303       1.10%

Funding Reserve %                                            1.0%            NA
------------------------------------------------------------------------------------

*Top-ups only occur at the end of each quarter.

Notes       Granite Mortgages 03-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Rating
                                Brought                                        Moodys/S&P/  Reference              Pool   Expected
                  ISIN          forward            Repaid       Outstanding          Fitch       Rate    Margin  factor   maturity


Series 1

A1        US38741UAA51               $0                $0                $0    Aaa/AAA/AAA        N/A     0.08%  0.000000      N/A

A2        US38741UAB35               $0                $0                $0    Aaa/AAA/AAA      5.62%     0.12%         0   Apr 06

A3        US38741UAC18     $472,187,718       $44,959,217      $427,228,501    Aaa/AAA/AAA      5.70%     0.20%  0.854457   Jan 09

B         US38741UAD90      $72,000,000                $0       $72,000,000    Aa1/AA+/AA+      5.95%     0.45%  1.000000   Jan 09

M         US38741UAE73      $27,000,000                $0       $27,000,000      Aa3/A+/AA      6.20%     0.70%  1.000000   Jan 09

C         US38741UAF49      $50,000,000                $0       $50,000,000   Baa1/A-/BBB+      6.95%     1.45%  1.000000   Jan 09

Series 2

A         XS0176409927 (GBP)604,400,279   (EUR)57,547,797  (GBP)546,852,482    Aaa/AAA/AAA      4.93%     0.19%  0.854457   Jan 09

B         XS0176410180  (GBP)23,000,000            (EUR)0   (GBP)23,000,000    Aa1/AA+/AA+      5.19%     0.45%  1.000000   Jan 09

M         XS0176410347   (GBP)7,500,000            (EUR)0    (GBP)7,500,000      Aa3/A+/AA      5.44%     0.70%  1.000000   Jan 09

C         XS0176410420  (GBP)55,000,000            (EUR)0   (GBP)55,000,000   Baa1/A-/BBB+      6.19%     1.45%  1.000000   Jan 09

Series 3

A         XS0176410693 (GBP)340,000,000            (GBP)0  (GBP)340,000,000    Aaa/AAA/AAA      3.29%     0.19%  1.000000   Jan 09

B         XS0176410776  (GBP)28,500,000            (GBP)0   (GBP)28,500,000    Aa1/AA+/AA+      3.55%     0.45%  1.000000   Jan 09

M         XS0176410859  (GBP)11,500,000            (GBP)0   (GBP)11,500,000      Aa3/A+/AA      3.80%     0.70%  1.000000   Jan 09

C         XS0176411071   (GBP)7,500,000            (GBP)0    (GBP)7,500,000   Baa1/A-/BBB+      4.55%     1.45%  1.000000   Jan 09
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------
                                                                 % of Notes
                                                                Outstanding

Class B and M Notes ((GBP) Equivalent)           (GBP)122,676,688   10.34%    All of the notes issued by Granite Mortgages 03-3 plc
                                                                              may be redeemed on the payment date falling in
Class C Notes ((GBP) Equivalent)                  (GBP)76,908,644    6.48%    July 2008 and any payment date thereafter if the
                                                                              New Basel Capital Accord has been implemented in the
--------------------------------------------------------------------------    United Kingdom.


--------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement   (GBP)33,400,000    0.24%

Balance Brought Forward                           (GBP)33,400,000    0.24%

Drawings this Period                                       (GBP)0    0.00%

Excess Spread this Period                            (GBP)452,815    0.00%

Funding Reserve Fund Top-up this Period*            -(GBP)452,815    0.00%

Current Balance                                   (GBP)33,400,000    0.24%
--------------------------------------------------------------------------


--------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)151,593,965    1.10%

Excess spread this period                          (GBP)2,034,499    0.01%

Repayment of start up loan interest               -(GBP)2,013,161   -0.01%

Funding reserve Balance carried forward          (GBP)151,615,303    1.10%

Funding Reserve %                                            1.0%      N/A
--------------------------------------------------------------------------

Notes       Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Rating
                                  Brought                                 Moodys/S&P/  Reference                     Pool  Expected
                  ISIN            forward    Repaid         Outstanding         Fitch       Rate        Margin     factor  maturity


Series 1

A1        US38741VAA35                 $0        $0                  $0  P-1/A-1+/F1+        N/A        -0.04%     0.000000     N/A

A2        US38741VAB18                 $0        $0                  $0   Aaa/AAA/AAA       5.48%        0.07%     0.000000  Mar 06

B         US38741VAC90                 $0        $0                  $0   Aa2/AA+/AA+       5.62%        0.21%     0.000000  Jun 06

M         US38741VAE56                 $0        $0                  $0     Aa3/A+/AA       5.82%        0.41%     0.000000  Jun 06

C         US38741VAD73                 $0        $0                  $0    A2/A-/BBB+       6.31%        0.90%     0.000000  Jun 06


Series 2

A1        US38741VAF22     $1,185,000,000        $0      $1,185,000,000   Aaa/AAA/AAA       5.57%        0.16%     1.000000  Mar 09

A2        XS0184562816   (EUR)900,000,000    (EUR)0    (EUR)900,000,000   Aaa/AAA/AAA       3.13%        0.16%     1.000000  Mar 09

B         XS0184563111    (EUR)91,000,000    (EUR)0     (EUR)91,000,000   Aa2/AA+/AA+       3.31%        0.34%     1.000000  Mar 09

M         XS0184563541    (EUR)45,000,000    (EUR)0     (EUR)45,000,000      A1/A+/AA       3.54%        0.57%     1.000000  Mar 09

C         XS0184563897    (EUR)60,000,000    (EUR)0     (EUR)60,000,000  Baa1/A-/BBB+       4.04%        1.07%     1.000000  Mar 09


Series 3

A         XS0184565249   (GBP)600,000,000    (GBP)0    (GBP)600,000,000   Aaa/AAA/AAA       4.91%        0.16%     1.000000  Mar 09

B         XS0184566130    (GBP)23,000,000    (GBP)0     (GBP)23,000,000   Aa2/AA+/AA+       5.09%        0.34%     1.000000  Mar 09

M         XS0184566569    (GBP)10,000,000    (GBP)0     (GBP)10,000,000      A1/A+/AA       5.32%        0.57%     1.000000  Mar 09

C         XS0184567534    (GBP)20,000,000    (GBP)0     (GBP)20,000,000  Baa1/A-/BBB+       5.82%        1.07%     1.000000  Mar 09
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------

                                                                % of Notes
                                                               Outstanding


Class B and M Notes ((GBP) Equivalent)       (GBP)126,793,104      6.17%    All of the notes issued by Granite Mortgages 04-1 plc
                                                                            may be redeemed on the payment date falling in June 2008
Class C Notes ((GBP) Equivalent)              (GBP)61,379,310      2.99%    and any payment date thereafter if the New Basel Capital
--------------------------------------------------------------------------  Accord has been implemented in the United Kingdom.


--------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund           (GBP)60,000,000      0.43%
Requirement

Balance Brought Forward                       (GBP)60,000,000      0.43%

Drawings this Period                                   (GBP)0      0.00%

Excess Spread this Period                      (GBP)4,048,569      0.03%

Funding Reserve Fund Top-up this Period*      -(GBP)4,048,569     -0.03%

Current Balance                               (GBP)60,000,000      0.43%
--------------------------------------------------------------------------


--------------------------------------------------------------------------
Funding Reserve Balance brought forward      (GBP)151,593,965      1.10%

Excess spread this period                      (GBP)2,034,499      0.01%

Repayment of start up loan interest           -(GBP)2,013,161     -0.01%

Funding reserve Balance carried forward      (GBP)151,615,303      1.10%

Funding Reserve %                                    1.0%           NA
--------------------------------------------------------------------------

Notes       Granite Mortgages 04-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Rating
                                  Brought                                 Moodys/S&P/  Reference                     Pool  Expected
                  ISIN            forward    Repaid         Outstanding         Fitch       Rate        Margin     factor  maturity


Series 1

A1        US38741WAA18                   $0       $0                    $0   Aaa/AAA/AAA      N/A       0.04%     0.000000     N/A


A2        US38741WAB90         $178,954,840       $0          $178,954,840   Aaa/AAA/AAA     5.48%      0.07%     0.135285  Sep 06


B         US38741WAC73           $5,447,636       $0            $5,447,636    Aa2/AA+/AA     5.58%      0.17%     0.135177  Sep 06


M         US38741WAD56           $4,494,300       $0            $4,494,300       A1/A+/A     5.69%      0.28%     0.135370  Sep 06


C         US38741WAE30           $9,941,936       $0            $9,941,936    A3/A-/BBB+     6.11%      0.70%     0.135264  Sep 06


Series 2


A1        XS0193212825   (EUR)1,340,000,000   (EUR)0    (EUR)1,340,000,000   Aaa/AAA/AAA     3.11%      0.14%     1.000000  Dec 10


A2        XS0193213807     (GBP)244,000,000   (GBP)0      (GBP)244,000,000   Aaa/AAA/AAA     4.89%      0.14%     1.000000  Dec 10


B         XS0193215414      (EUR)92,000,000   (EUR)0       (EUR)92,000,000    Aa3/AA+/AA     3.24%      0.27%     1.000000  Dec 10


M         XS0193216578      (EUR)53,500,000   (EUR)0       (EUR)53,500,000       A2/A+/A     3.37%      0.40%     1.000000  Dec 10


C         XS0193217030      (EUR)89,000,000   (EUR)0       (EUR)89,000,000  Baa2/A-/BBB+     3.77%      0.80%     1.000000  Dec 10

Series 3


A         XS0193218350     (GBP)752,100,000   (GBP)0      (GBP)752,100,000   Aaa/AAA/AAA     4.91%      0.16%     1.000000  Jun 11


B         XS0193218863      (GBP)38,900,000   (GBP)0       (GBP)38,900,000    Aa2/AA+/AA     5.07%      0.32%     1.000000  Jun 11


M         XS0193219754      (GBP)26,500,000   (GBP)0       (GBP)26,500,000       A1/A+/A     5.22%      0.47%     1.000000  Jun 11


C         XS0193220927      (GBP)48,500,000   (GBP)0       (GBP)48,500,000  Baa1/A-/BBB+     5.60%      0.85%     1.000000  Jun 11
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-------------------------------------------------------------------------------------
                                                                          % of Notes
                                                                         Outstanding


Class B and M Notes ((GBP) Equivalent)             (GBP)170,018,806        7.41%

Class C Notes ((GBP) Equivalent)                   (GBP)114,683,433        5.00%       All of the notes issued by Granite Mortgages
-------------------------------------------------------------------------------------  04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date
                                                                                       thereafter if the New Basel Capital Accord
                                                                                       has been implemented in the United Kingdom.



-------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement     (GBP)44,900,000        0.32%

Balance Brought Forward                             (GBP)44,900,000        0.32%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)4,424,625        0.03%

Funding Reserve Fund Top-up this Period*            -(GBP)4,424,625       -0.03%

Current Balance                                     (GBP)44,900,000        0.32%
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)151,593,965        1.10%

Excess spread this period                            (GBP)2,034,499        0.01%

Repayment of start up loan interest                 -(GBP)2,013,161       -0.01%

Funding reserve Balance carried forward            (GBP)151,615,303        1.10%

Funding Reserve %                                          1.0%              NA
-------------------------------------------------------------------------------------

Notes       Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Rating
                                  Brought                                 Moodys/S&P/  Reference                     Pool  Expected
                  ISIN            forward    Repaid         Outstanding         Fitch       Rate        Margin     factor  maturity


Series 1

A1        US38741SAA06                 $0          $0                  $0    Aaa/AAA/AAA     N/A         0.06%     0.000000      N/A


A2        XS0201482766            (EUR) 0     (EUR) 0             (EUR) 0    Aaa/AAA/AAA     3.04%       0.07%     0.000000   Dec 05


A3        US38741SAB88       $598,469,728          $0        $598,469,728    Aaa/AAA/AAA     5.51%       0.10%     0.479505   Mar 07


B         US38741SAC61        $28,386,674          $0         $28,386,674     Aa3/AA+/AA     5.57%       0.16%     0.479505   Mar 07


M         US38741SAD45        $15,056,445          $0         $15,056,445        A2/A+/A     5.68%       0.27%     0.479505   Mar 07


C         US38741SAE28        $30,064,940          $0         $30,064,940   Baa2/A-/BBB+     6.00%       0.59%     0.479505   Mar 07


Series 2


A1        US38741SAF92       $713,700,000          $0       $713,700,000     Aaa/AAA/AAA     5.55%       0.14%     1.000000   Mar 10



A2        XS0201483228   (EUR)800,150,000      (EUR)0   (EUR)800,150,000     Aaa/AAA/AAA     3.11%       0.14%     1.000000   Mar 10


B         XS0201483657    (EUR)74,400,000      (EUR)0    (EUR)74,400,000      Aa1/AA+/AA     3.25%       0.28%     0.092983   Mar 10


M         XS0201484036    (EUR)57,900,000      (EUR)0    (EUR)57,900,000        Aa3/A+/A     3.34%       0.37%     1.000000   Mar 10


C         XS0201485355   (EUR)139,050,000      (EUR)0   (EUR)139,050,000    Baa2/A-/BBB+     3.77%       0.80%     1.000000   Mar 10


Series 3


A1        XS0201486320   (GBP)411,250,000      (GBP)0   (GBP)411,250,000     Aaa/AAA/AAA     4.93%        0.18%    2.957569  Sept 11


A2        XS0201565628   (GBP)600,000,000      (GBP)0   (GBP)600,000,000     Aaa/AAA/AAA    5.515%  Fixed until    4.314995  Sept 11
                                                                                                        09/2011


B         XS0201486833    (GBP)54,350,000      (GBP)0    (GBP)54,350,000      Aa1/AA+/AA     5.10%        0.35%    0.390867  Sept 11


M         XS0201487211    (GBP)42,250,000      (GBP)0    (GBP)42,250,000        Aa3/A+/A     5.20%        0.45%    0.303848  Sept 11


C         XS0201487567    (GBP)99,450,000      (GBP)0    (GBP)99,450,000    Baa1/A-/BBB+     5.63%        0.88%    0.715210  Sept 11
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                           % of Notes
                                                                          Outstanding


Class B and M Notes ((GBP) Equivalent)                (GBP)211,095,987      7.79%

Class C Notes ((GBP) Equivalent)                      (GBP)211,104,620      7.79%      All of the notes issued by Granite Mortgages
-------------------------------------------------------------------------------------  04-3 plc may be redeemed on the payment date falling in June 2008 and any payment
                                                                                       date thereafter if the New Basel Capital
                                                                                       Accord has been implemented in the United
                                                                                       Kingdom.


-------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement        (GBP)48,000,000      0.35%

Balance Brought Forward                                (GBP)48,000,000      0.35%

Drawings this Period                                            (GBP)0      0.00%

Excess Spread this Period                               (GBP)5,029,228      0.04%

Funding Reserve Fund Top-up this Period*                    -5,029,228     -0.04%

Current Balance                                        (GBP)48,000,000      0.35%
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)151,593,965      1.10%

Excess spread this period                               (GBP)2,034,499      0.01%

Repayment of start up loan interest                    -(GBP)2,013,161     -0.01%

Funding reserve Balance carried forward               (GBP)151,615,303      1.10%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------------

Notes    Granite Master Issuer plc -
         Series 2005-1

-----------------------------------------------------------------------------------------------------------------------------------
          ISIN          Brought forward     Repaid         Outstanding        Rating        Reference  Margin      Pool    Expected
                                                                          Moodys/S&P/Fitch     Rate               factor   maturity

A1     US38741YAA73        $114,285,000         $0         $114,285,000     Aaa/AAA/AAA        5.42%    0.04%    0.142856  Sept 06

A2     XS0210928866   (EUR) 142,857,000    (EUR) 0    (EUR) 142,857,000     Aaa/AAA/AAA        3.01%    0.04%    0.142857  Sept 06

A3     US38741YAB56      $1,100,000,000         $0       $1,100,000,000     Aaa/AAA/AAA        5.49%    0.08%    1.000000   Dec 07

A4     US38741YAC30      $1,100,000,000         $0       $1,100,000,000     Aaa/AAA/AAA        5.51%    0.10%    1.000000   Mar 10

A5     XS0210929161  (EUR)1,500,000,000     (EUR)0   (EUR)1,500,000,000     Aaa/AAA/AAA        3.06%    0.09%    1.000000   Mar 10

A6     XS0210925847    (GBP)750,000,000     (GBP)0     (GBP)750,000,000     Aaa/AAA/AAA        4.87%    0.12%    1.000000   Mar 10

B1     US38741YAD13         $60,500,000         $0          $60,500,000       Aa3/AA/AA        5.54%    0.13%    1.000000   Dec 06

B2     XS0210929591    (EUR) 80,000,000    (EUR) 0     (EUR) 80,000,000       Aa3/AA/AA        3.16%    0.19%    1.000000   Mar 10

B3     XS0210925920     (GBP)55,000,000     (GBP)0      (GBP)55,000,000       Aa3/AA/AA        4.94%    0.19%    1.000000   Mar 10

M1     US38741YAE95         $65,000,000         $0          $65,000,000          A2/A/A        5.64%    0.23%    1.000000   Dec 06

M2     XS0210929757    (EUR) 79,000,000    (EUR) 0     (EUR) 79,000,000          A2/A/A        3.25%    0.28%    1.000000   Mar 10

M3     XS0210926225     (GBP)55,000,000     (GBP)0      (GBP)55,000,000          A2/A/A        5.03%    0.28%    1.000000   Mar 10

C2     XS0210929914   (EUR) 139,000,000    (EUR) 0    (EUR) 139,000,000    Baa2/BBB/BBB       3.526%    0.56%    1.000000   Mar 10

C3     XS0210926571     (GBP)60,000,000     (GBP)0      (GBP)60,000,000    Baa2/BBB/BBB        5.31%    0.56%    1.000000   Mar 10
-----------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes       Granite Master Issuer plc - Series 2005-2

-----------------------------------------------------------------------------------------------------------------------------------
          ISIN          Brought forward     Repaid         Outstanding        Rating        Reference  Margin      Pool    Expected
                                                                          Moodys/S&P/Fitch     Rate               factor   Maturity



A1        US38741YAF60       $368,383,788       $0         $368,383,788     Aaa/AAA/AAA        5.42%   0.04%     0.377830  Feb 07

A2        XS0220176084    (GBP)75,565,905   (GBP)0      (GBP)75,565,905     Aaa/AAA/AAA        4.76%   0.05%     0.377830  Feb 07

A3        XS0220174469   (EUR)249,367,487   (EUR)0     (EUR)249,367,487     Aaa/AAA/AAA        2.94%   0.05%     0.377830  Feb 07

A4        US38741YAG44       $800,000,000       $0         $800,000,000     Aaa/AAA/AAA        5.27%   0.08%     1.000000  Feb 08

A5        XS0220174543   (EUR)800,000,000   (EUR)0     (EUR)800,000,000     Aaa/AAA/AAA        3.03%   0.14%     1.000000  May 10

A6        US38741YAH27     $1,250,000,000       $0       $1,250,000,000     Aaa/AAA/AAA        5.32%   0.13%     1.000000  May 10

A7        XS0220172257   (GBP)530,200,000   (GBP)0     (GBP)530,200,000     Aaa/AAA/AAA        4.87%   0.16%     1.000000  May 10

A8        XS0220486277   (GBP)250,000,000   (GBP)0     (GBP)250,000,000     Aaa/AAA/AAA        4.87%   0.16%     1.000000  May 10

B1        US38741YAJ82        $90,000,000       $0          $90,000,000       Aa3/AA/AA        5.33%   0.14%     1.000000  May 07

B2        XS0220173909    (EUR)62,000,000   (EUR)0      (EUR)62,000,000       Aa3/AA/AA        3.09%   0.20%     1.000000  May 10

B3        XS0220175862    (GBP)35,100,000   (GBP)0      (GBP)35,100,000       Aa3/AA/AA        4.91%   0.20%     1.000000  May 10

M1        US38741YAK55        $95,000,000       $0          $95,000,000          A2/A/A        5.43%   0.24%     1.000000  May 07

M2        XS0220172927    (EUR)70,000,000   (EUR)0      (EUR)70,000,000          A2/A/A        3.19%   0.30%     1.000000  May 10

M3        XS0220174972    (GBP)28,100,000   (GBP)0      (GBP)28,100,000          A2/A/A        5.03%   0.32%     1.000000  May 10

C1        US38741YAL39        $90,000,000       $0          $90,000,000    Baa2/BBB/BBB        5.69%   0.50%     1.000000  May 08

C2        XS0220173651   (EUR)131,700,000   (EUR)0     (EUR)131,700,000    Baa2/BBB/BBB        3.44%   0.55%     1.000000  May 10
-----------------------------------------------------------------------------------------------------------------------------------

Notes       Granite Master Issuer plc - Series 2005-3

-----------------------------------------------------------------------------------------------------------------------------------
          ISIN          Brought forward     Repaid         Outstanding        Rating        Reference  Margin      Pool    Expected
                                                                          Moodys/S&P/Fitch     Rate               factor   maturity


A1     US38741YAM12  $1,000,000,000       $0        $1,000,000,000         Aaa/AAA/AAA        5.34%    -0.04%    1.000000   Aug 10
-----------------------------------------------------------------------------------------------------------------------------------


Notes       Granite Master Issuer plc - Series 2005-4

-----------------------------------------------------------------------------------------------------------------------------------
          ISIN          Brought forward     Repaid         Outstanding        Rating        Reference  Margin      Pool    Expected
                                                                          Moodys/S&P/Fitch     Rate               factor   maturity


A1     US38741YAN94         $706,378,896        $0           $706,378,896     Aaa/AAA/AAA       5.41%  0.03%     0.532594  May 07

A2     XS0229614036     (EUR)297,986,121    (EUR)0       (EUR)297,986,121     Aaa/AAA/AAA      2.933%  0.04%     0.532594  May 07

A3     US38741YAP43         $996,600,000        $0           $996,600,000     Aaa/AAA/AAA       5.26%  0.07%     1.000000  Aug 08

A5     XS0229614200   (EUR)1,357,300,000    (EUR)0     (EUR)1,357,300,000     Aaa/AAA/AAA       2.99%  0.10%     1.000000  Aug 10

A6     XS0229614465     (GBP)815,400,000    (GBP)0       (GBP)815,400,000     Aaa/AAA/AAA       4.83%  0.12%     1.000000  Aug 12

B1     US38741YAR09          $72,500,000        $0            $72,500,000       Aa3/AA/AA       5.31%  0.12%     1.000000  Aug 07

B2     US38741YAS81          $38,500,000        $0            $38,500,000       Aa3/AA/AA       5.37%  0.18%     1.000000  Nov 08

B3     XS0229614549      (GBP)19,000,000    (GBP)0        (GBP)19,000,000       Aa3/AA/AA       4.89%  0.18%     1.000000  Aug 10

B4     XS0229614895      (EUR)56,900,000    (EUR)0        (EUR)56,900,000       Aa3/AA/AA       3.07%  0.18%     1.000000  Aug 10

M1     US38741YAT64          $64,700,000        $0            $64,700,000          A2/A/A       5.41%  0.22%     1.000000  Aug 07

M2     US38741YAU38          $36,300,000        $0            $36,300,000          A2/A/A       5.47%  0.28%     1.000000  Nov 08

M3     XS0229614978      (GBP)30,000,000    (GBP)0        (GBP)30,000,000          A2/A/A       4.99%  0.28%     1.000000  Aug 10

M4     XS0229615272      (EUR)51,000,000    (EUR)0        (EUR)51,000,000          A2/A/A       3.17%  0.28%     1.000000  Aug 10

C1     US38741YAV11          $80,400,000        $0            $80,400,000    Baa2/BBB/BBB       5.62%  0.43%     1.000000  Aug 07

C2     US38741YAW93          $44,600,000        $0            $44,600,000    Baa2/BBB/BBB       5.74%  0.55%     1.000000  Nov 08

C3     XS0229615439      (GBP)10,000,000    (GBP)0        (GBP)10,000,000    Baa2/BBB/BBB       5.26%  0.55%     1.000000  Aug 10

C4     XS0229615603      (EUR)76,100,000    (EUR)0        (EUR)76,100,000    Baa2/BBB/BBB       3.44%  0.55%     1.000000  Aug 10
-----------------------------------------------------------------------------------------------------------------------------------

Notes       Granite Master Issuer plc - Series 2006-1

------------------------------------------------------------------------------------
             ISIN   ISIN          Brought forward     Repaid         Outstanding
            Reg S   144A

A1    USG4144BE89   US38741YBG35         $776,100,000        $0         $776,100,000

A2   XS0240602176   XS0240670413     (EUR)689,781,944    (EUR)0     (EUR)689,781,944

A3   XS0240602507   XS0240670504     (GBP)158,297,635    (GBP)0     (GBP)158,297,635

A4   USG41441BF54   US38741YBH18         $890,424,196        $0         $890,424,196

A5   USG41441BG38   US38741YBJ73       $1,552,200,000        $0       $1,552,200,000

A6   XS0240602929   XS0240670686   (EUR)1,900,000,000    (EUR)0   (EUR)1,900,000,000

A7   XS0240603067   XS0240670843     (GBP)400,000,000    (GBP)0     (GBP)400,000,000

A8    XS024063653   XS0240671148     (GBP)950,000,000    (GBP)0     (GBP)950,000,000

B1   USG41441BH11   US38741YBK47          $91,200,000        $0          $91,200,000

B2   USG41441BJ76   US38741YBL20          $84,100,000        $0          $84,100,000

B3   XS0240606169   XS0240671494      (GBP)25,000,000    (GBP)0      (GBP)25,000,000

B4   XS0240606755   XS0240671650      (EUR)94,500,000    (EUR)0      (EUR)94,500,000

M1   USG41441BK40   US38741YBM03          $81,400,000        $0          $81,400,000

M2   USG41441BL23   US38741YBN85          $79,200,000        $0          $79,200,000

M3   XS0240607480   XS0240671734      (GBP)33,500,000    (GBP)0      (GBP)33,500,000

M4   XS0240607720   XS0240671817      (EUR)97,700,000    (EUR)0      (EUR)97,700,000

C2   USG41441BM06   US38741YBP34         $132,400,000        $0         $132,400,000

C3   XS0240608371   XS0240671908      (GBP)44,200,000    (GBP)0      (GBP)44,200,000

C4   XS0240608702   XS0240672039     (EUR)129,000,000    (EUR)0     (EUR)129,000,000
------------------------------------------------------------------------------------



------------------------------------------------------------------
        Rating        Reference  Margin      Pool    Expected
    Moodys/S&P/Fitch     Rate               factor   maturity

A1       Aaa/AAA/AAA    5.35%     -0.03%  1.000000  Nov 09

A2       Aaa/AAA/AAA   2.933%      0.04%  0.791488  Nov 07

A3       Aaa/AAA/AAA    4.75%      0.04%  0.791488  Nov 07

A4       Aaa/AAA/AAA    5.42%      0.04%  0.791488  Nov 07

A5       Aaa/AAA/AAA    5.26%      0.07%  1.000000  Nov 09

A6       Aaa/AAA/AAA    2.99%      0.10%  1.000000  Feb 11

A7       Aaa/AAA/AAA    4.83%      0.12%  1.000000  Feb 13

A8       Aaa/AAA/AAA    4.83%      0.12%  1.000000  Feb 13

B1         Aa3/AA/AA    5.32%      0.13%  1.000000  Nov 07

B2         Aa3/AA/AA    5.36%      0.17%  1.000000  Aug 10

B3         Aa3/AA/AA    4.89%      0.18%  1.000000  Feb 11

B4         Aa3/AA/AA    3.07%      0.18%  1.000000  Feb 11

M1            A2/A/A    5.42%      0.23%  1.000000  Nov 07

M2            A2/A/A    5.48%      0.29%  1.000000  May 10

M3            A2/A/A    5.01%      0.30%  1.000000  Feb 11

M4            A2/A/A    3.19%      0.30%  1.000000  Feb 11

C2      Baa2/BBB/BBB    5.79%      0.60%  1.000000  May 10

C3      Baa2/BBB/BBB    5.31%      0.60%  1.000000  Feb 11

C4      Baa2/BBB/BBB    3.49%      0.60%  1.000000  Feb 11
------------------------------------------------------------------

Notes       Granite Master Issuer plc - Series 2006-2

-----------------------------------------------------------------------------------------------------------------------------------
          ISIN          Brought forward     Issued         Outstanding        Rating        Reference  Margin      Pool    Expected
                                                                          Moodys/S&P/Fitch     Rate               factor   maturity



A1     US38741YBQ17         $810,000,000      $92,094,317         $717,905,683   Aaa/AAA/AAA   5.39%   0.01%     0.886303  Jan 08

A2     XS0252419832     (EUR)300,000,000  (EUR)34,109,006     (EUR)265,890,994   Aaa/AAA/AAA  3.134%   0.03%     0.886303  Jan 08

A3     XS0252425995      (GBP)70,000,000   (GBP)7,958,768      (GBP)62,041,232   Aaa/AAA/AAA   4.77%   0.03%     0.886303  Jan 08

A4     US38741YBR99       $1,275,000,000               $0       $1,275,000,000   Aaa/AAA/AAA   5.54%   0.04%     1.000000  Jul 10

A5     XS0252421499   (EUR)1,360,000,000           (EUR)0   (EUR)1,360,000,000   Aaa/AAA/AAA   3.20%   0.10%     1.000000  Oct 11

A6     XS0252427009     (GBP)500,000,000           (GBP)0     (GBP)500,000,000   Aaa/AAA/AAA   4.85%   0.11%     1.000000  Jul 13

B1     US38741YBS72          $29,000,000               $0          $29,000,000     Aa3/AA/AA   5.58%   0.08%     1.000000  Apr 08

B2     US38741YBT55          $36,000,000               $0          $36,000,000     Aa3/AA/AA   5.64%   0.14%     1.000000  Jul 11

B3     XS0252428072      (EUR)37,500,000           (EUR)0      (EUR)37,500,000     Aa3/AA/AA   3.24%   0.14%     1.000000  Jul 11

M1     US38741YBU29          $25,000,000               $0          $25,000,000        A2/A/A   5.68%   0.18%     1.000000  Apr 08

M2     US38741YBV02          $25,000,000               $0          $25,000,000        A2/A/A   5.73%   0.23%     1.000000  Jul 11

M3     XS0252429047      (EUR)35,000,000           (EUR)0      (EUR)35,000,000        A2/A/A   3.33%   0.23%     1.000000  Jul 11

M4     XS0252423198      (GBP)10,000,000           (GBP)0      (GBP)10,000,000        A2/A/A   4.97%   0.23%     1.000000  Jul 11

C1     US38741YBW84          $75,000,000               $0          $75,000,000  Baa2/BBB/BBB   5.97%   0.47%     1.000000  Jul 11

C2     XS0252430136      (EUR)55,000,000           (EUR)0      (EUR)55,000,000  Baa2/BBB/BBB   3.57%   0.47%     1.000000  Jul 11

C3     XS0252423941      (GBP)12,000,000           (GBP)0      (GBP)12,000,000  Baa2/BBB/BBB   5.21%   0.47%     1.000000  Jul 11
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement for Granite Master Issuer plc


-------------------------------------------------------------------------------
                                                                   % of Notes
                                                                   Outstanding


Class A Notes ((GBP) Equivalent)      (GBP)17,283,300,617            89.60%


Class B Notes ((GBP) Equivalent)         (GBP)637,336,828             3.30%


Class M Notes ((GBP) Equivalent)         (GBP)644,494,898             3.34%


Class C Notes ((GBP) Equivalent)         (GBP)723,664,699             3.75%
-------------------------------------------------------------------------------



Subordination Levels

-------------------------------------------------------------------------------
                                                 Current           Required


Class A Notes                                     12.14%             11.60%

Class B Notes                                      8.84%              8.30%

Class M Notes                                      5.50%              5.11%

Class C Notes                                      1.75%              1.85%
-------------------------------------------------------------------------------


Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.


------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                      1.65%

Programme Reserve Required Amount                         (GBP)322,233,000              1.75%

Balance Brought Forward                                   (GBP)322,233,000              1.75%

Drawings this Period                                                     0              0.00%

*Additions this period                                              (GBP)0              0.00%

Current Balance of Funding 2 & Granite Master Issuer      (GBP)322,233,000              1.75%
Reserve Fund

Excess Spread this Period                                   (GBP)2,237,408              0.01%
------------------------------------------------------------------------------------------------

Currency swap triggers
----------------------

                                                    S&P     Moody's      Fitch
                                                ----------  ---------  ---------

Dollar and Euro currency swap agreements:
Initial downgrade trigger          Short term       A1+         P-1       F1
                                                ----------  ---------  ---------
                                   Long term        N/A          A1       A1
                                                ----------  ---------  ---------


Subsequent downgrade trigger       Short term       N/A         P-2       F2
                                                ----------  ---------  ---------
                                   Long term       BBB-          A3     BBB+
                                                ----------  ---------  ---------


Second subsequent downgrade        Short term      N./A         N/A       F3
                                                ----------  ---------  ---------
                                   Long term        N/A         N/A     BBB-
                                                ----------  ---------  ---------

Dollar and Euro currency swap providers:

ABN Amro Bank NV                   Short term      A-1+         P-1       F1
                                                ----------  ---------  ---------
                                   Long term        AA-         Aa3      AA-
                                                ----------  ---------  ---------


Barclays Bank PLC                  Short term      A-1+         P-1       F1
                                                ----------  ---------  ---------
                                   Long term        AA+         Aa1      AA-
                                                ----------  ---------  ---------


HSBC                               Short term      A-1+         P-1       F1
                                                ----------  ---------  ---------
                                   Long term        AA-         Aa2       AA
                                                ----------  ---------  ---------
                                                ----------  ---------  ---------

Citigroup Global markets           Short term      A-1+         P-1       F1
Limited                                         ----------  ---------  ---------
                                   Long term        AA-         Aa1      AA+
                                                ----------  ---------  ---------


Swiss Re                           Short term      A-1+         P-1     A-1+
                                                ----------  ---------  ---------
                                   Long term         AA         Aa2       AA
                                                ----------  ---------  ---------

UBS AG                             Short term      A-1+         P-1      N/A
                                                ----------  ---------  ---------
                                   Long term        AA+         Aa2      N/A
                                                ----------  ---------  ---------
                                                ----------  ---------  ---------

Deutsche Bank                      Short term      A-1+         P-1      F1+
                                                ----------  ---------  ---------
                                   Long term        AA-         Aa3      AA-
                                                ----------  ---------  ---------
                                                ----------  ---------  ---------


AIG                                Short term       A1+         P-1      F1+
                                                ----------  ---------  ---------
                                   Long term         AA         Aa2       AA
                                                ----------  ---------  ---------